Prepaid Expenses and Other Current Assets (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Prepaid Expenses and Other Current Assets
Value added tax recoverable	$ 2,329,848	$ 2,478,357
Other receivables	922,375	1,729,071
Advance to suppliers	63,780	135,071
Others	68,204	101,171
Prepaid expenses and other current assets	$ 3,384,207	$ 4,443,670